Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 45,283		¥ 56,463
Customer advance payments relating to Databook			47,703
Consideration payable of business combination	1,333		1,333
Operating lease liabilities	3,697		7,893
Accrued expenses	9,818		13,261
Payable to employees for proceeds from shares as sold	294		504
Others	28,446		25,364
Total	¥ 88,871	$ 12,885	¥ 152,521